Shareholder Report, Average Annual Return (Details) WE0000000002534A_Dimensional Ultrashort Fixed Income ETF_Single_TSR Annual {Single}		12 Months Ended	25 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
Dimensional Ultrashort Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional Ultrashort Fixed Income ETF – NAV
Average Annual Return, Percent		4.73%	5.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%	7.03%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	[1]	4.34%	4.89%

[1]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.